Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables)
Schedule provision for Federal income tax
	2020	2019
Federal income tax benefit attributable to:
Current operations	$159,320	$219,897
Less: valuation allowance	(159,320)	(219,897)
Net provision for Federal income taxes	$-	$-

Schedule of deferred tax assets
	December 31, 2020	December 31, 2019
Deferred tax asset attributable to:
Net operating loss carryover	$1,005,254	$971,797
Less: valuation allowance	(1,005,254)	(971,797)
Net deferred tax asset	$-	$-